SWAN DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares						Fair Value
	EXCHANGE-TRADED FUNDS - 94.8%
	EQUITY FUNDS - 94.8%
4,488,108	Communication Services Select Sector SPDR Fund					$209,908,811
1,897,867	Consumer Discretionary Select Sector SPDR Fund ^					216,072,158
3,802,802	Consumer Staples Select Sector SPDR Fund ^					213,375,220
3,249,293	Energy Select Sector SPDR Fund ^					214,843,253
6,439,898	Financial Select Sector SPDR Fund ^					165,569,778
2,271,053	Health Care Select Sector SPDR Fund ^					208,369,113
2,808,175	Industrial Select Sector SPDR Fund ^					210,697,370
3,893,335	Materials Select Sector SPDR Fund ^ #					216,080,093
1,130,001	Real Estate Select Sector SPDR Fund ^					40,928,636
3,013,000	Technology Select Sector SPDR Fund ^					222,962,000
3,631,110	Utilities Select Sector SPDR Fund ^					211,221,669
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $1,612,541,155)					2,130,028,101

Contracts *
	PURCHASED PUT OPTIONS - 5.2%	Counterparty	Expiration Date	Exercise Price	Notional Value
1,938	S&P 500 Index +	Goldman Sachs	6/21/2019	$2,275.00	$440,895,000	775,200
1,504	S&P 500 Index +	Goldman Sachs	9/20/2019	2,575.00	387,280,000	6,647,680
1,408	S&P 500 Index +	Goldman Sachs	9/30/2019	2,250.00	316,800,000	2,182,400
1,408	S&P 500 Index +	Goldman Sachs	9/30/2019	2,650.00	373,120,000	8,462,080
653	S&P 500 Index +	Goldman Sachs	12/18/2020	2,475.00	161,617,500	7,558,475
6,175	S&P 500 Index +	Goldman Sachs	12/18/2020	2,500.00	1,543,750,000	74,933,625
799	S&P 500 Index +	Goldman Sachs	12/18/2020	2,800.00	223,720,000	16,607,215
	TOTAL PUT OPTIONS PURCHASED (Cost - $220,966,735)					117,166,675
Shares
	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUND - 0.6%
12,676,777	Dreyfus Treasury Cash Management - Institutional Class, 2.32% ^ **					12,676,777
	TOTAL SHORT TERM INVESTMENTS (Cost - $12,676,777)

	TOTAL INVESTMENTS - 100.6% (Cost - $1,846,184,667)					$2,259,871,553
	CALL OPTIONS WRITTEN - (0.1) % (Proceeds - $2,018,275)					(2,256,160)
	PUT OPTIONS WRITTEN - (0.8) % (Proceeds - $36,607,350)					(17,511,615)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%					5,733,686
	NET ASSETS - 100.0%					$2,245,837,464

Contracts *
	OPTIONS WRITTEN - (0.9) %
	CALL OPTIONS WRITTEN - (0.1) %	Counterparty	Expiration Date	Exercise Price	Notional Value
1,912	S&P 500 Index +	Goldman Sachs	6/21/2019	$2,980.00	$569,776,000	$2,256,160
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $2,018,275)

	PUT OPTIONS WRITTEN - (0.8) %
461	S&P 500 Index +	Goldman Sachs	6/21/2019	2,350.00	108,335,000	265,075
1,091	S&P 500 Index +	Goldman Sachs	6/21/2019	2,425.00	264,567,500	894,620
1,912	S&P 500 Index +	Goldman Sachs	6/21/2019	2,550.00	487,560,000	2,963,600
1,504	S&P 500 Index +	Goldman Sachs	9/20/2019	2,475.00	372,240,000	4,715,040
2,816	S&P 500 Index +	Goldman Sachs	9/30/2019	2,450.00	689,920,000	8,673,280
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $36,607,350)					17,511,615

	TOTAL OPTIONS WRITTEN (Proceeds - $38,625,625)					$19,767,775

SPDR - Standard & Poor's Depositary Receipts
^ All or a portion of the security is held as collateral for written call and put options.
# Affiliated issuer.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019
Shares						Fair Value
	EXCHANGE-TRADED FUNDS - 92.0%
	EQUITY FUND - 92.0%
332,010	iShares Core MSCI Emerging Markets ETF ^					$17,168,237
637,913	iShares MSCI Emerging Markets ETF ^					27,379,226
	TOTAL EXCHANGE TRADED FUNDS (Cost - $40,875,826)					44,547,463

Contracts *
	PURCHASED OPTIONS - 7.4%
	PURCHASED PUT OPTIONS - 7.4%	Counterparty	Expiration Date	Exercise Price	Notional Value
1,502	iShares MSCI Emerging Markets ETF +	Goldman Sachs	9/20/2019	$37.00	$5,557,400	84,112
1,502	iShares MSCI Emerging Markets ETF +	Goldman Sachs	9/20/2019	43.00	6,458,600	322,930
5,092	iShares MSCI Emerging Markets ETF +	Goldman Sachs	1/15/2021	39.00	19,858,800	1,502,140
5,299	iShares MSCI Emerging Markets ETF +	Goldman Sachs	1/15/2021	40.00	21,196,000	1,687,732
	TOTAL PUT OPTIONS PURCHASED (Cost - $5,792,637)					3,596,914

Shares
	SHORT-TERM INVESTMENTS - 0.8%
	MONEY MARKET FUND - 0.8%
355,166	Dreyfus Treasury Cash Management - Institutional Class, 2.32% ^ **					355,166
	TOTAL SHORT TERM INVESTMENTS (Cost - $355,166)

	TOTAL INVESTMENTS - 100.2% (Cost - $47,023,629)					$48,499,543
	CALL OPTIONS WRITTEN - (0.3) % (Proceeds - $124,951)					(140,779)
	PUT OPTIONS WRITTEN - (1.0) % (Proceeds - $586,682)					(501,593)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%					548,458
	NET ASSETS - 100.0%					$48,405,629
Contracts *
	OPTIONS WRITTEN - (1.3) %
	CALL OPTIONS WRITTEN - (0.3) %	Counterparty	Expiration Date	Exercise Price	Notional Value
5,188	iShares MSCI Emerging Markets ETF +	Goldman Sachs	5/17/2019	$46.00	$23,864,800	$62,256
2,533	iShares MSCI Emerging Markets ETF +	Goldman Sachs	6/21/2019	46.00	11,651,800	78,523
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $124,951)					140,779

	PUT OPTIONS WRITTEN - (1.0) %
5,188	iShares MSCI Emerging Markets ETF +	Goldman Sachs	5/17/2019	39.50	20,492,600	108,948
2,533	iShares MSCI Emerging Markets ETF +	Goldman Sachs	6/21/2019	37.00	9,372,100	53,193
3,004	iShares MSCI Emerging Markets ETF +	Goldman Sachs	9/20/2019	40.00	12,016,000	339,452
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $586,682)					501,593

	TOTAL OPTIONS WRITTEN (Proceeds - $711,633)					$642,372

ETF - Exchange-Traded Fund
MSCI - Morgan Stanley Capital International
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares						Fair Value
	EXCHANGE-TRADED FUND - 93.2%
	EQUITY FUND - 93.2%
589,400	iShares MSCI EAFE ETF ^					$38,228,484
	TOTAL EXCHANGE-TRADED FUND - (Cost - $35,628,779)

Contracts *
	PURCHASED OPTIONS - 6.6%
	PURCHASED PUT OPTIONS - 6.6%	Counterparty	Expiration Date	Exercise Price	Notional Value
1,198	iShares MSCI EAFE ETF +	Interactive Brokers	12/20/2019	$57	$6,828,600	143,161
1,198	iShares MSCI EAFE ETF +	Interactive Brokers	12/20/2019	63	7,547,400	308,485
3,044	iShares MSCI EAFE ETF +	Interactive Brokers	1/15/2021	60	18,264,000	1,073,010
2,850	iShares MSCI EAFE ETF +	Interactive Brokers	1/15/2021	61	17,385,000	1,154,250
1	MSCI EAFE Index +	Interactive Brokers	12/20/2019	1,600	160,000	2,445
1	MSCI EAFE Index +	Interactive Brokers	12/20/2019	1,800	180,000	6,235
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,804,724)					2,687,586

Shares
	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
455,139	Dreyfus Treasury Cash Management - Institutional Class, 2.32% ^ **					455,139
	TOTAL SHORT TERM INVESTMENTS (Cost - $455,139)

	TOTAL INVESTMENTS - 100.9% (Cost - $39,888,642)					$41,371,209
	CALL OPTIONS WRITTEN - (0.1) % (Proceeds - $40,670)					(37,453)
	PUT OPTIONS WRITTEN - (1.2) % (Proceeds - $546,110)					(501,982)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%					193,214
	NET ASSETS - 100.0%					$41,024,988
Contracts *
	OPTIONS WRITTEN - (1.3) %
	CALL OPTIONS WRITTEN - (0.1) %	Counterparty	Expiration Date	Exercise Price	Notional Value
2,881	iShares MSCI EAFE ETF +	Interactive Brokers	5/17/2019	$68	$19,590,800	$37,453
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $40,670)

	PUT OPTIONS WRITTEN - (1.2) %
1,442	iShares MSCI EAFE ETF +	Interactive Brokers	5/17/2019	59	8,507,800	24,514
1,439	iShares MSCI EAFE ETF +	Interactive Brokers	5/17/2019	61	8,777,900	43,170
2,396	iShares MSCI EAFE ETF +	Interactive Brokers	12/20/2019	60	14,376,000	426,488
2	MSCI EAFE Index +	Interactive Brokers	12/20/2019	1,700	340,000	7,810
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $546,110)					501,982

	TOTAL OPTIONS WRITTEN (Proceeds - $586,780)					$539,435

EAFE - Europe, Australasia and Far East
ETF - Exchange-Traded Fund
MSCI - Morgan Stanley Capital International
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

SWAN DEFINED RISK GROWTH FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares						Fair Value
	EXCHANGE-TRADED FUND - 80.2%
	EQUITY FUND - 80.2%
5,000	iShares Core S&P 500 ETF ^					$1,422,800
	TOTAL EXCHANGE-TRADED FUND - (Cost - $1,270,925)

Contracts *
	PURCHASED OPTIONS - 11.1%
	PURCHASED CALL OPTIONS - 7.4%	Counterparty	Expiration Date	Exercise Price	Notional Value
4	S&P 500 Index +	Interactive Brokers	12/18/2020	$2,775	$1,110,000	111,260
1	S&P 500 Index +	Interactive Brokers	12/18/2020	2,925	292,500	19,265
	TOTAL CALL OPTIONS PURCHASED (Cost - $69,514)					130,525

	PURCHASED PUT OPTIONS - 3.7%
1	S&P 500 Index +	Interactive Brokers	6/21/2019	2,275	227,500	400
1	S&P 500 Index +	Interactive Brokers	6/28/2019	2,325	232,500	605
1	S&P 500 Index +	Interactive Brokers	6/28/2019	2,690	269,000	3,600
1	S&P 500 Index +	Interactive Brokers	9/20/2019	2,675	267,500	6,230
1	S&P 500 Index +	Interactive Brokers	9/30/2019	2,550	255,000	4,365
3	S&P 500 Index +	Interactive Brokers	12/18/2020	2,250	675,000	22,185
1	S&P 500 Index +	Interactive Brokers	12/18/2020	2,575	257,500	13,955
1	S&P 500 Index +	Interactive Brokers	12/18/2020	2,625	262,500	15,285
	TOTAL PUT OPTIONS PURCHASED (Cost - $102,064)					66,625

	TOTAL OPTIONS PURCHASED (Cost - $171,578)					197,150
Shares
	SHORT-TERM INVESTMENTS - 10.0%
	MONEY MARKET FUND - 10.0%
177,440	Dreyfus Treasury Cash Management - Institutional Class, 2.32% **					177,440
	TOTAL SHORT TERM INVESTMENTS (Cost - $177,440)

	TOTAL INVESTMENTS - 101.3% (Cost - $1,619,943)					$1,797,390
	CALL OPTIONS WRITTEN - (3.2) % (Proceeds - $30,380)					(56,875)
	PUT OPTIONS WRITTEN - (0.5) % (Proceeds - $12,487)					(7,850)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4%					42,126
	NET ASSETS - 100.0%					$1,774,791
Contracts *
	OPTIONS WRITTEN - (3.7) %
	CALL OPTIONS WRITTEN - (3.2) %	Counterparty	Expiration Date	Exercise Price	Notional Value
2	S&P 500 Index +	Interactive Brokers	4/30/2019	$2,875	$575,000	$3,800
1	S&P 500 Index +	Interactive Brokers	6/21/2019	2,980	298,000	1,180
4	S&P 500 Index +	Interactive Brokers	12/18/2020	3,100	1,240,000	44,900
1	S&P 500 Index +	Interactive Brokers	12/18/2020	3,225	322,500	6,995
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $30,380)					56,875

	PUT OPTIONS WRITTEN - (0.5) %
1	S&P 500 Index +	Interactive Brokers	6/21/2019	2,550	255,000	1,550
2	S&P 500 Index +	Interactive Brokers	6/28/2019	2,250	450,000	870
1	S&P 500 Index +	Interactive Brokers	9/20/2019	2,525	252,500	3,725
1	S&P 500 Index +	Interactive Brokers	9/30/2019	2,275	227,500	1,705
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $12,487)					7,850

	TOTAL OPTIONS WRITTEN (Proceeds - $42,867)					$64,725

ETF - Exchange Traded Fund
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares						Fair Value
	EXCHANGE-TRADED FUND - 93.0%
	EQUITY FUND - 93.0%
264,000	iShares Russell 2000 ETF ^					$40,415,760
	TOTAL EXCHANGE-TRADED FUND - (Cost - $34,865,271)

Contracts *
	PURCHASED OPTIONS - 7.0%
	PURCHASED PUT OPTIONS - 7.0%	Counterparty	Expiration Date	Exercise Price	Notional Value
99	Russell 2000 Index +	Interactive Brokers	6/21/2019	$1,360	$13,464,000	99,000
34	Russell 2000 Index +	Interactive Brokers	9/20/2019	1,520	5,168,000	209,610
49	Russell 2000 Index +	Interactive Brokers	12/20/2019	1,580	7,742,000	499,800
149	Russell 2000 Index +	Interactive Brokers	12/18/2020	1,350	20,115,000	1,095,895
88	Russell 2000 Index +	Interactive Brokers	12/18/2020	1,400	12,320,000	762,960
27	Russell 2000 Index +	Interactive Brokers	12/18/2020	1,550	4,185,000	372,465
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,311,983)					3,039,730

Shares
	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUND - 0.6%
273,697	Dreyfus Treasury Cash Management - Institutional Class, 2.32% ^ **					273,697
	TOTAL SHORT TERM INVESTMENTS (Cost - $273,697)

	TOTAL INVESTMENTS - 100.6% (Cost - $39,450,951)					$43,729,187
	CALL OPTIONS WRITTEN - (0.1) % (Proceeds - $50,727)					(47,190)
	PUT OPTIONS WRITTEN - (1.0) % (Proceeds - $419,182)					(446,935)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%					244,406
	NET ASSETS - 100.0%					$43,479,468
Contracts *
	OPTIONS WRITTEN - (1.1) %
	CALL OPTIONS WRITTEN - (0.1) %	Counterparty	Expiration Date	Exercise Price	Notional Value
66	Russell 2000 Index +	Interactive Brokers	6/21/2019	$1,660	$10,956,000	$47,190
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $50,727)

	PUT OPTIONS WRITTEN - (1.0) %
99	Russell 2000 Index +	Interactive Brokers	6/21/2019	1,270	12,573,000	44,550
66	Russell 2000 Index +	Interactive Brokers	6/21/2019	1,385	9,141,000	82,170
34	Russell 2000 Index +	Interactive Brokers	9/20/2019	1,360	4,624,000	83,300
49	Russell 2000 Index +	Interactive Brokers	12/20/2019	1,420	6,958,000	236,915
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $419,182)					446,935

	TOTAL OPTIONS WRITTEN (Proceeds - $469,909)					$494,125

ETF - Exchange-Traded Fund
^ All or a portion of the security is held as collateral for written call and put options.
* Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
+ Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies."

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2019 in valuing the Funds' investments carried at fair value:

Swan Defined Risk Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,130,028,101	$-	$-	$2,130,028,101
Purchased Put Options	-	117,166,675	-	117,166,675
Short Term Investments	12,676,777	-	-	12,676,777
	$2,142,704,878	$117,166,675	$-	$2,259,871,553
Liabilities *
Call Options Written	$-	$2,256,160	$-	$2,256,160
Put Options Written	-	17,511,615	-	17,511,615
Total	$-	$19,767,775	$-	$19,767,775

Swan Defined Risk Emerging Markets Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$44,547,463	$-	$-	$44,547,463
Purchased Put Options	84,112	3,512,802	-	3,596,914
Short Term Investments	355,166	-	-	355,166
	$44,986,741	$3,512,802	$-	$48,499,543
Liabilities
Call Options Written	$140,779	$-	$-	$140,779
Put Options Written	501,593	-	-	501,593
Total	$642,372	$-	$-	$642,372

Swan Defined Risk Foreign Developed Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$38,228,484	$-	$-	$38,228,484
Purchased Put Options	1,162,930	1,524,656	-	2,687,586
Short Term Investments	455,139	-	-	455,139
	$39,846,553	$1,524,656	$-	$41,371,209
Liabilities *
Call Options Written	$37,453	$-	$-	$37,453
Put Options Written	75,494	426,488	-	501,982
Total	$112,947	$426,488	$-	$539,435

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

Swan Defined Risk Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,422,800	$-	$-	$1,422,800
Purchased Call Options	-	130,525	-	130,525
Purchased Put Options	-	66,625	-	66,625
Short Term Investments	177,440	-	-	177,440
	$1,600,240	$197,150	$-	$1,797,390
Liabilities *
Call Options Written	$-	$56,875	$-	$56,875
Put Options Written	-	7,850	-	7,850
Total	$-	$64,725	$-	$64,725

Swan Defined Risk U.S. Small Cap Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$40,415,760	$-	$-	$40,415,760
Purchased Put Options	-	3,039,730	-	3,039,730
Short Term Investments	273,697	-	-	273,697
	$40,689,457	$3,039,730	$-	$43,729,187
Liabilities *
Call Options Written	$-	$47,190	$-	$47,190
Put Options Written	-	446,935	-	446,935
Total	$-	$494,125	$-	$494,125

The Funds did not hold any Level 3 securities during the period.

* Refer to the Portfolio of Investments for industry classification.

Options Contracts - Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Unrealized Appreciation/Depreciation on Derivatives
Swan Defined Risk Fund	Equity Contracts
Purchased Options	(103,800,060)
Written Options	18,857,850
Swan Defined Risk Emerging Markets Fund	Equity Contracts
Purchased Options	(2,195,723)
Written Options	69,261
Swan Defined Risk Foreign Developed Fund	Equity Contracts
Purchased Options	(1,117,138)
Written Options	47,345
Swan Defined Risk Growth Fund	Equity Contracts
Purchased Options	25,572
Written Options	(21,858)
Swan Defined Risk U.S. Small Cap Fund	Equity Contracts
Purchased Options	(1,272,253)
Written Options	(24,216)

SWAN FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2019

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross
	Tax	Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Swan Defined Risk Fund	$1,777,935,750	$522,991,528	$(60,823,500)	$462,168,028
Swan Defined Risk Emerging Markets Fund	46,647,839	4,189,524	(2,980,192)	$1,209,332
Swan Defined Risk Foreign Developed Fund	39,383,603	2,620,829	(1,172,658)	$1,448,171
Swan Defined Risk Growth Fund	1,577,076	217,524	(61,935)	$155,589
Swan Defined Risk U.S. Small Cap Fund	38,319,040	5,472,662	(556,640)	$4,916,022